TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,534	$ 13,217
Additions for prior year tax positions	221	290
Reclassified from current tax payable	574
Decrease for prior year tax positions	(88)	(1,245)
Additions for current year tax positions	973
Decreases relating to settlements with tax authorities		(10,728)
Ending balance	$ 3,214	$ 1,534